Stockholders’ Equity (Tables) - Leafly Holdings, Inc.[Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholder’s Equity (Tables) [Line Items]
Schedule of common stock
			2021		2020
	Par Value	Voting Rights	Authorized	Outstanding	Authorized	Outstanding
Class 1 common stock	$0.0001	10 votes per share	74,500	28,564	74,500	28,564
Class 2 common stock	$0.0001	1 vote per share	119,000	41,892	119,000	41,892
Class 3 common stock	$0.0001	no voting rights	17,751	5,199	16,151	6,713
			211,251	75,655	209,651	77,169

	Par Value	Voting Rights Per Share	2020		2019
			Authorized	Outstanding	Authorized	Outstanding
Class 1	$0.0001	10 votes	74,500	28,564	74,500	28,640
Class 2	$0.0001	1 vote	119,000	41,892	118,400	41,816
Class 3	$0.0001	none	16,151	4,939	13,900	6,320
			209,651	75,395	206,800	76,776

Schedule of reserved shares of common stock for future issuance
Number of Shares
Stock options outstanding	11,974
Stock options available for future grants	578
Class 1 common stock	28,564
Class 3 common stock	5,199
46,315

Number of Shares
Stock options outstanding	5,765
Stock options available for future grants	5,448
Series A preferred stock	18,702
Class 1 common stock	28,564
Class 3 common stock	4,939
63,418